Other (Expenses)/Income - Schedule of Other Income and Expenses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Fair value movements	$ (46,477,209)	$ (62,687)
Foreign exchange movements	14,868	394,072
Expenses relating to the Business Combination	(167,316,087)
Gain on early termination of leases	11,309
Profit on disposal of shares in associates	1,423
Sundry income	17,970	3,944
Other (expenses)/income	$ (213,747,726)	$ 335,329